PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
PLAN TERMINATION	PLAN TERMINATION
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue contributions at any time and to terminate the Plan subject to the provisions of ERISA.